Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventory [Abstract]
Raw materials		$ 219	$ 96
Work in progress		478	55
Finished goods	[1]	14	293
Total		$ 711	$ 444

[1]	As of June 30, 2025, finished goods inventory includes two completed Inspira ART100 carts ready for sale.